Changes in Capital Accounts, Series B Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 07, 2020	Mar. 21, 2017	Apr. 06, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock [Abstract]
Shares issued (in shares)				0
Preferred stock, par value (in dollars per share)				$ 0.01	$ 0.01
Warrants exercised (in shares)						6,470
Conversion of Series B preferred stock to common stock (in shares)			195,215			710,051
Preferred stock, shares outstanding (in shares)				0	0
Issuance of Series B preferred stock, net of expenses						$ 6,452
Repurchase of Series B preferred shares				$ 0	$ 400	$ 0
Series B-1 Convertible Preferred Stock [Member]
Preferred Stock [Abstract]
Shares issued (in shares)		3,000
Preferred stock, par value (in dollars per share)		$ 0.01
Series B-1 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Preferred Stock [Abstract]
Shares that can be purchased with warrants (in shares)		6,500
Series B Convertible Preferred Stock [Member]
Preferred Stock [Abstract]
Conversion of Series B preferred stock to common stock (in shares)			1,100			5,220
Preferred stock, shares outstanding (in shares)			400			1,500
Series B-2 Convertible Preferred Stock [Member]
Preferred Stock [Abstract]
Repurchase and cancellation of preferred stock (in shares)	400
Repurchase of Series B preferred shares	$ 400
Series B-2 Convertible Preferred Stock [Member] | Private Placement Offering [Member]
Preferred Stock [Abstract]
Shares that can be purchased with warrants (in shares)		140,500